FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Derivatives financial instruments classified as swaps (Details) € in Thousands, R$ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Derivatives financial instruments
Current			R$ 69,065	R$ 87,643
Non Current			26,468	76,762
Current			(16,538)	(5,239)
Non Current			(22,845)	(15,412)
Total			56,150	143,754
Carrying amount			6,139,437	8,461,841	R$ 9,224,074
Foreign currency swaps US $
Derivatives financial instruments
Notional Value			98,576
Carrying amount			98,615
Foreign currency swaps Euro
Derivatives financial instruments
Notional Value			69,218
Foreign currency swaps maturing through February 13, 2019
Derivatives financial instruments
Notional Value			236,363
Currency risk affecting net amount payable | €		€ 69,324
Currency risk affecting net amount receivable | $	$ 239,884
Foreign currency swaps maturing through 2019 to hedge the risk of IPCA
Derivatives financial instruments
Notional Value			40,741
Carrying amount			41,121
Foreign currency swaps maturing through 2019 to hedge the risk of TJLP
Derivatives financial instruments
Notional Value			167,070
Carrying amount			159,789
Foreign currency swaps maturing in 2033 to hedge risk of change in finance lease rate pegged to IPCA
Derivatives financial instruments
Notional Value			234,865
Carrying amount			233,690
Foreign currency swaps maturing 2016 through 2018 to hedge IGP-DI
Derivatives financial instruments
Notional Value			42,842
Long position
Derivatives financial instruments
Notional Value			1,184,064	1,181,056
Accumulated effects from fair value Amount receivable or payable			95,533	164,405
Current			69,065	87,643
Non Current			26,468	76,762
Long position | Floating interest rate
Derivatives financial instruments
Notional Value			699,595	657,868
Accumulated effects from fair value Amount receivable or payable			7,737	28,263
Long position | CDI
Derivatives financial instruments
Notional Value			554,336	263,518
Accumulated effects from fair value Amount receivable or payable				82
Long position | TJLP
Derivatives financial instruments
Notional Value			145,259	394,350
Accumulated effects from fair value Amount receivable or payable			7,737	28,181
Long position | Inflation rates
Derivatives financial instruments
Notional Value			149,275	197,039
Accumulated effects from fair value Amount receivable or payable			37,260	33,266
Long position | IPCA
Derivatives financial instruments
Notional Value			149,275	166,775
Accumulated effects from fair value Amount receivable or payable			37,260	33,266
Long position | IGPM
Derivatives financial instruments
Notional Value				30,264
Long position | Foreign currency
Derivatives financial instruments
Notional Value			335,194	326,149
Accumulated effects from fair value Amount receivable or payable			50,536	102,876
Long position | US Dollar
Derivatives financial instruments
Notional Value			241,332	201,445
Accumulated effects from fair value Amount receivable or payable			24,608	49,110
Long position | Euro
Derivatives financial instruments
Notional Value			51,971	11,000
Accumulated effects from fair value Amount receivable or payable				449
Long position | LIBOR US$
Derivatives financial instruments
Notional Value			41,891	113,704
Accumulated effects from fair value Amount receivable or payable			25,928	53,317
Short position
Derivatives financial instruments
Notional value for short position			(1,184,064)	(1,181,056)
Short position			(39,383)	(20,651)
Current			(16,538)	(5,239)
Non Current			(22,845)	(15,412)
Short position | Floating interest rate
Derivatives financial instruments
Notional value for short position			(608,782)	(860,686)
Short position			(24,916)	(15,819)
Short position | CDI
Derivatives financial instruments
Notional value for short position			(608,782)	(860,686)
Short position			(24,916)	(15,819)
Short position | Foreign currency
Derivatives financial instruments
Notional value for short position			(575,282)	(320,370)
Short position			(14,467)	(4,832)
Short position | US Dollar
Derivatives financial instruments
Notional value for short position			(439,103)	(183,824)
Short position			(9,396)	(2,471)
Short position | Euro
Derivatives financial instruments
Notional value for short position			(115,233)	(79,694)
Short position			(222)	(464)
Short position | LIBOR US$
Derivatives financial instruments
Notional value for short position			(20,946)	(56,852)
Short position			R$ (4,849)	R$ (1,897)